Derivatives (Tables)	6 Months Ended
Jun. 30, 2019
Derivatives.
Schedule of derivatives

	June 30, 2019			December 31, 2018
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	4,460	12,649	291,255	3,842	10,207	280,808
Currency-related contracts	2,773	7,331	166,190	2,630	8,799	162,870
Equity-related contracts	417	1,402	21,578	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	—	172	-1,595	—	173	-1,920
Total derivatives	7,650	21,554	477,428	6,529	21,934	457,772